Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NORTHWESTERN MUTUAL SERIES FUND INC
Entity Central Index Key	0000742212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000000079
Shareholder Report [Line Items]
Fund Name	ASSET ALLOCATION PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Asset Allocation Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Portfolio	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 9.72% for the year ended 12/31/2024, trailing the 10.66% return of the strategy index, the Asset Allocation Portfolio Blended Composite Benchmark (the “Benchmark”) *. Falling inflation readings in the U.S. and healthy economic growth provided the backdrop for strong absolute returns in financial markets during 2024, with an extra boost from the largest technology companies, whose valuations expanded significantly on optimism around AI and its prospects. Results relative to the Benchmark during the year were impacted by weakness among some of the lower-risk profile underlying funds relative to their respective asset-class benchmarks, including the Domestic Equity Portfolio, the Mid Cap Growth Stock Portfolio and the Mid Cap Value Portfolio. Generally strong results from the Portfolio’s fixed income underlying funds were a source of positive relative performance during the period. Tactical asset allocation decisions relative to the Benchmark detracted from results during the period. Overweights to small and mid cap U.S. equities, and the resulting underweight to large cap U.S. equities, proved detrimental in a year where a few large technology companies had an outsized contribution to overall market results.

While large technology companies have led the market over the past couple of years, valuations have become elevated for this cohort, and therefore, the Portfolio Management ("PM") Team believes that markets need to broaden for them to continue to move higher in 2025. The PM Team maintains its focus on sectors and segments of the market which should benefit as market strength broadens - areas of the market that are more interest rate-sensitive and cheaper. This includes overweights to small and mid cap stocks, as well as a slight overweight to fixed income and longer-dated bonds within the fixed income space.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Asset Allocation Portfolio	Asset Allocation Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2015	9,957.46	9,929.50	10,054.99	10,138.38
12/2016	10,732.92	10,844.37	10,321.17	11,350.92
12/2017	12,329.37	12,532.56	10,686.73	13,829.00
12/2018	11,728.23	11,875.82	10,687.93	13,222.71
12/2019	14,200.66	14,456.59	11,619.59	17,386.06
12/2020	16,108.20	16,566.65	12,491.81	20,584.89
12/2021	17,791.55	18,727.86	12,299.22	26,493.86
12/2022	15,152.56	15,838.64	10,699.06	21,695.58
12/2023	17,461.09	18,482.29	11,290.58	27,398.84
12/2024	19,157.55	20,451.75	11,431.74	34,253.95

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Asset Allocation Portfolio	9.72%	6.17%	6.72%
Asset Allocation Portfolio Blended Composite Benchmark *	10.66%	7.18%	7.42%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

* Asset Allocation Portfolio Blended Composite Benchmark S&P 500® Index (28%), S&P 400® MidCap Index (7%), S&P SmallCap 600 Index (3%), MSCI® EAFE Index (15%), MSCI® Emerging Markets Index (6%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (5%), Bloomberg® Barclays U.S. Aggregate Bond Index (30%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Material Change Date	May 01, 2024
AssetsNet	$ 272,773,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 232,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$272,773
# of Portfolio Holdings (Derivatives not included, if applicable)	24
Portfolio Turnover Rate	26%
Net Investment Advisory Fees Paid (000's)	$232

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	4.1%
Commodities	0.3%
Foreign Equity	19.7%
Fixed Income	33.8%
Domestic Equity	42.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	17.2%
iShares Core S&P 500 ETF	12.3%
iShares Core U.S. Aggregate Bond ETF	8.6%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.4%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5.3%
iShares Core MSCI EAFE ETF	5.1%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.6%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2024, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee waiver. Additionally, effective 5/1/2024, Mason Street Advisors, LLC, implemented certain changes to the investment strategy of the Portfolio, including updates to the strategic allocation ranges for equities, fixed income and cash, the addition of investments in real estate investment trusts and commodities, and the removal of high yield fixed income investments. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 5/1/2024, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee waiver.
Material Fund Change Strategies [Text Block]	Additionally, effective 5/1/2024, Mason Street Advisors, LLC, implemented certain changes to the investment strategy of the Portfolio, including updates to the strategic allocation ranges for equities, fixed income and cash, the addition of investments in real estate investment trusts and commodities, and the removal of high yield fixed income investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000080
Shareholder Report [Line Items]
Fund Name	BALANCED PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Balanced Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Portfolio	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 7.43% for the year ended 12/31/2024, trailing the 7.95% return of the strategy index, the Balanced Portfolio Blended Composite Benchmark (the “Benchmark”) *. Falling inflation readings in the U.S. and healthy economic growth provided the backdrop for strong absolute returns in financial markets during 2024, with an extra boost from the largest technology companies, whose valuations expanded significantly on optimism around AI and its prospects. Results relative to the Benchmark during the year were impacted by weakness among some of the lower-risk profile underlying funds relative to their respective asset-class benchmarks, including the Domestic Equity Portfolio, the Mid Cap Growth Stock Portfolio and the Mid Cap Value Portfolio. Generally strong results from the Portfolio’s fixed income underlying funds were a source of positive relative performance during the period. Tactical asset allocation decisions relative to the Benchmark detracted from results during the period. Overweights to small and mid capitalization U.S. equities, and the resulting underweight to large cap U.S. equities, proved detrimental in a year where a few large technology companies had an outsized contribution to overall market results.

While large technology companies have led the market over the past couple of years, valuations have become elevated for this cohort, and therefore, the Portfolio Management ("PM") Team believes that markets need to broaden for them to continue to move higher in 2025. The PM Team maintains its focus on sectors and segments of the market which should benefit as market strength broadens - areas of the market that are more interest rate-sensitive and cheaper. This includes overweights to small and mid cap stocks, as well as a slight overweight to fixed income and longer-dated bonds within the fixed income space.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Balanced Portfolio	Balanced Portfolio Blended Composite Benchmark *	S&P 500® Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2015	9,987.84	9,973.84	10,138.38	10,054.99
12/2016	10,645.29	10,732.84	11,350.92	10,321.17
12/2017	11,921.07	12,064.84	13,829.00	10,686.73
12/2018	11,509.51	11,614.09	13,222.71	10,687.93
12/2019	13,572.26	13,763.65	17,386.06	11,619.59
12/2020	15,267.54	15,566.28	20,584.89	12,491.81
12/2021	16,421.68	17,059.40	26,493.86	12,299.22
12/2022	14,100.39	14,582.98	21,695.58	10,699.06
12/2023	15,943.33	16,621.14	27,398.84	11,290.58
12/2024	17,127.17	17,941.84	34,253.95	11,431.74

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Balanced Portfolio	7.43%	4.76%	5.53%
Balanced Portfolio Blended Composite Benchmark *	7.95%	5.45%	6.02%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

* Balanced Portfolio Blended Composite Benchmark S&P 500® Index (17%), S&P MidCap 400® Index (5%), S&P SmallCap 600® Index (3%), MSCI® EAFE Index (10%), MSCI® Emerging Markets Index (5%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (4%), Bloomberg® Barclays U.S. Aggregate Bond Index (50%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Material Change Date	May 01, 2024
AssetsNet	$ 1,915,820,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,640,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,915,820
# of Portfolio Holdings (Derivatives not included, if applicable)	24
Portfolio Turnover Rate	29%
Net Investment Advisory Fees Paid (000's)	$1,640

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.7%
Commodities	0.3%
Foreign Equity	14.0%
Domestic Equity	29.0%
Fixed Income	53.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	27.3%
iShares Core U.S. Aggregate Bond ETF	11.8%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	7.1%
SPDR Portfolio Long Term Treasury ETF	4.8%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	3.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.4%
iShares Core MSCI EAFE ETF	3.1%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	2.9%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2024, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee waiver. Additionally, effective 5/1/2024, Mason Street Advisors, LLC, implemented certain changes to the investment strategy of the Portfolio, including updates to the strategic allocation ranges for equities, fixed income and cash, the addition of investments in real estate investment trusts and commodities, and the removal of high yield fixed income investments. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 5/1/2024, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee waiver.
Material Fund Change Strategies [Text Block]	Additionally, effective 5/1/2024, Mason Street Advisors, LLC, implemented certain changes to the investment strategy of the Portfolio, including updates to the strategic allocation ranges for equities, fixed income and cash, the addition of investments in real estate investment trusts and commodities, and the removal of high yield fixed income investments.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000076
Shareholder Report [Line Items]
Fund Name	DOMESTIC EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio underperformed the strategy index, the Russell 1000® Value Index, for the year. Stock selection in the Consumer Staples and Health Care sectors was the primary driver of underperformance. Sector allocation also detracted from relative performance owing to the Portfolio’s overweight in Health Care and underweight in Financials. Stock selection in the Information Technology and Real Estate sectors was a notable contributor as were the Portfolio’s underweight allocations in the Real Estate and Materials sectors. Dollar Tree, Inc. and CVS Health Corp. were leading detractors in the Portfolio. Dollar Tree, Inc. posted weaker-than-expected results during the year, in part because of softer spending by its core customers, leading to lowered full-year guidance. CVS Health Corp. experienced losses in its Medicare Advantage business, in part because of an ill-timed move to price aggressively for the 2024 Medicare Advantage season. Cloud services provider Oracle Corp. was a leading contributor. Oracle Corp. continued to benefit from generative AI, leading the company to raise its longer-term financial targets. Motorola Solutions, Inc., a maker of public safety communications equipment, was another leading contributor. The company experienced steady growth in demand for its products and services.

Given the stock market’s outsized return over the last several years and its stretched valuation, the Portfolio Management ("PM") Team thinks that now, as much as ever, investors should be focused on keeping their gains and mitigating downside risk in their equity allocations. From these levels, history would suggest that future returns will be lower—a compelling set-up for quality value investing, in our view. The PM Team continues to emphasize companies with discounted valuations, strong fundamentals, and consistent earnings and cash flow generation, believing these will fare especially well in an environment of muted gains.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Domestic Equity Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,990.73	9,617.32	10,138.38
12/2016	11,487.35	11,284.99	11,350.92
12/2017	13,069.77	12,826.97	13,829.00
12/2018	12,702.23	11,766.57	13,222.71
12/2019	15,340.33	14,889.57	17,386.06
12/2020	15,452.18	15,305.83	20,584.89
12/2021	18,961.87	19,156.82	26,493.86
12/2022	18,395.64	17,712.82	21,695.58
12/2023	19,078.95	19,743.17	27,398.84
12/2024	20,427.67	22,579.90	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Domestic Equity Portfolio	7.07%	5.90%	7.40%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 1,054,496,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 5,199,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,054,496
# of Portfolio Holdings (Derivatives not included, if applicable)	33
Portfolio Turnover Rate	31%
Net Investment Advisory Fees Paid (000's)	$5,199

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.7%
Real Estate	3.0%
Materials	3.2%
Communication Services	3.2%
Utilities	3.4%
Consumer Staples	5.3%
Energy	5.7%
Consumer Discretionary	8.8%
Industrials	13.1%
Health Care	14.8%
Information Technology	18.7%
Financials	19.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Honeywell International, Inc.	3.7%
Truist Financial Corp.	3.5%
The Travelers Cos., Inc.	3.4%
Duke Energy Corp.	3.4%
Northrop Grumman Corp.	3.3%
Lowe's Companies, Inc.	3.3%
Cisco Systems, Inc.	3.2%
Teledyne Technologies, Inc.	3.2%
The Allstate Corp.	3.2%
Dover Corp.	3.2%

Material Fund Change [Text Block]

C000050280
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio gained 4.02% over the year, lagging the strategy index’s return of 7.50%. Relatively weak market sentiment in China and Hong Kong detracted from performance. The market initially rebounded sharply after China announced its stimulus policies, but gains faded due to a lack of measures targeting direct consumption. Stock selection was overall negative, though some holdings outperformed, such as Tencent Holdings, Ltd., Midea Group Co., Ltd., Contemporary Amperex Technology Co., Ltd. and PICC Property & Casualty Co., Ltd. In Indonesia, Bank Negara Indonesia Persero Tbk PT, Telkom Indonesia Persero Tbk PT, and Bank Rakyat underperformed, owing to an unexpected rate hike by the central bank. In South Korea, Samsung Electronics Co., Ltd. preferred shares lagged. Losses were partly mitigated by HD Korea Shipbuilding & Offshore Engineering Co., Ltd., which posted solid gains on good results, improved order flows and favorable new vessel pricing. Taiwan worked well for the strategy, benefiting from artificial intelligence-driven demand. Taiwan Semiconductor Manufacturing Co., Ltd. was the top stock contributor, with Accton Technology Corp., Delta Electronics, Inc. and MediaTek, Inc. also outperforming.

The outlook for emerging markets is constructive. Structural tailwinds remain intact, with a corresponding increased focus on the real economy. Emerging market central banks and governments have demonstrated fiscal and monetary discipline for an extended period. Both corporate and country debt levels appear healthy overall, which adds to the resilience of the asset class. While President Trump’s promise of higher tariffs spell uncertainty for emerging markets, Trump’s victory could prompt the Chinese government to ramp up domestic economic growth efforts. Meanwhile, India’s long-term prospects remain backed by transformations in physical and digital infrastructure, a resilient macro backdrop and positive demographics. Overall, emerging market valuations remain attractive.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Emerging Markets Equity Portfolio	MSCI® Emerging Markets Index (Net)
12/2014	$10,000.00	$10,000.00
12/2015	8,775.75	8,508.17
12/2016	9,571.26	9,460.05
12/2017	12,235.83	12,987.15
12/2018	10,552.90	11,095.09
12/2019	12,726.73	13,139.07
12/2020	16,144.56	15,544.18
12/2021	15,409.61	15,149.18
12/2022	11,514.53	12,105.50
12/2023	12,310.09	13,295.23
12/2024	12,805.54	14,292.94

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Emerging Markets Equity Portfolio	4.02%	0.12%	2.50%
MSCI® Emerging Markets Index (Net)	7.50%	1.70%	3.64%

The Portfolio has added the MSCI® Emerging Markets Index (Net) as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,044,151,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,599,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,044,151
# of Portfolio Holdings (Derivatives not included, if applicable)	64
Portfolio Turnover Rate	38%
Net Investment Advisory Fees Paid (000's)	$8,599

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-%
Health Care	2.0%
Energy	2.1%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.8%
Materials	4.7%
Communication Services	9.9%
Industrials	10.1%
Consumer Discretionary	14.1%
Financials	20.7%
Information Technology	27.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Tencent Holdings, Ltd.	7.7%
Samsung Electronics Co., Ltd., Various	3.8%
HDFC Bank, Ltd.	2.9%
Power Grid Corp. of India, Ltd.	2.6%
Alibaba Group Holding, Ltd.	2.5%
Contemporary Amperex Technology Co., Ltd.	2.5%
ICICI Bank, Ltd.	2.2%
Southern Copper Corp.	2.2%
Al Rajhi Bank	2.2%

Material Fund Change [Text Block]

C000000077
Shareholder Report [Line Items]
Fund Name	EQUITY INCOME PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio posted positive returns but underperformed its strategy index, the Russell 1000® Value Index, during the year ended 12/31/2024. The Health Care sector detracted from results, due to stock selection. Shares of Elevance Health, Inc. declined due to increasing pressure on Medicaid margins. More recently, the stock dropped sharply after management reported a worse-than-expected medical loss ratio, indicating a challenging Medicaid environment. Management also cut guidance, anticipating continued pressure in the Medicaid space and higher utilization in the next quarter. The Industrials sector also hindered returns, due to stock choices. Conversely, stock selection in the Materials sector contributed to results. Shares of International Paper Co. were volatile earlier in the year amid potential takeover headlines but rose following the appointment of CEO Andrew Silvernail in May. Later, the stock was positively impacted by investor optimism following progress made in achieving Silvernail’s strategic vision, which is aimed at improving efficiency and profitability. Shares also advanced after International Paper Co. cleared regulatory hurdles related to its planned acquisition of DS Smith. Stock choices in the Consumer Staples sector also aided returns.

The market continues to price in good news, including the potential benefits of deregulation, Federal Reserve interest rate cuts, and the prospect of a soft landing for the U.S. economy. Less credence, however, is being paid to potentially bad news, such as a resurgence in inflation and high stock valuations. Looking ahead, the Portfolio Management ("PM") Team believes this environment underscores the need to be thoughtful about the risks taken in the Portfolio while avoiding reliance on one particular market outcome. The PM Team believes the Portfolio is strategically positioned to benefit from an easing of regulatory burdens and an industrial recovery.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Equity Income Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,325.84	9,617.32	10,138.38
12/2016	11,113.43	11,284.99	11,350.92
12/2017	12,918.61	12,826.97	13,829.00
12/2018	11,710.92	11,766.57	13,222.71
12/2019	14,827.75	14,889.57	17,386.06
12/2020	15,006.13	15,305.83	20,584.89
12/2021	18,862.98	19,156.82	26,493.86
12/2022	18,255.69	17,712.82	21,695.58
12/2023	20,023.65	19,743.17	27,398.84
12/2024	22,401.55	22,579.90	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Equity Income Portfolio	11.88%	8.60%	8.40%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 722,693,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 4,062,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$722,693
# of Portfolio Holdings (Derivatives not included, if applicable)	123
Portfolio Turnover Rate	24%
Net Investment Advisory Fees Paid (000's)	$4,062

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Consumer Discretionary	2.9%
Materials	3.5%
Communication Services	3.9%
Real Estate	3.9%
Utilities	6.4%
Consumer Staples	8.7%
Energy	9.3%
Information Technology	10.2%
Industrials	13.3%
Health Care	14.9%
Financials	22.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
The Southern Co.	2.0%
QUALCOMM, Inc.	1.9%
Chubb, Ltd.	1.9%
General Electric Co.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Elevance Health, Inc.	1.8%
TotalEnergies SE	1.8%

Material Fund Change [Text Block]

C000000090
Shareholder Report [Line Items]
Fund Name	FOCUSED APPRECIATION PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$72	0.61%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 34.43% for the year ended 12/31/2024. By comparison, the Portfolio’s strategy index, the Russell 1000® Growth Index (the “Index”), returned 33.36%. The Portfolio’s positions in NVIDIA Corp., Meta Platforms, Inc. - Class A and Tesla, Inc. contributed the most to performance. Stock selection in the Information Technology, Consumer Discretionary and Communication Services sectors, along with our allocations in the Communication Services, Consumer Discretionary and Consumer Staples sectors, contributed positively to relative performance. The Portfolio’s positions in The Boeing Co., Monster Beverage Corp. and Expeditors International of Washington, Inc. detracted the most from relative performance. Stock selection in the Industrials, Financials, Health Care and Consumer Staples sectors, along with our allocations in the Health Care, Information Technology, Industrials and Financials sectors, detracted from relative performance. The portfolio manager maintains coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the period, the Portfolio initiated a position in Nike, Inc. - Class B and added to existing holdings in The Boeing Co., The Walt Disney Co., Monster Beverage Corp., Regeneron Pharmaceuticals, Inc., Starbucks Corp., Shopify, Inc. - Class A and Vertex Pharmaceuticals, Inc. The Portfolio trimmed its position in Tesla, Inc. to finance the purchases and manage position size.

Our investment process is characterized by bottom-up, fundamental research and a long-time horizon. The nature of our process leads to a lower turnover portfolio where sector positioning is the result of stock selection. At quarter end, the Portfolio was overweight the Communication Services, Health Care, Consumer Discretionary, Financials, and Industrials sectors and underweight the Information Technology and Consumer Staples sectors. The Portfolio had no exposure to stocks in the Energy, Materials, Real Estate, or Utilities sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Focused Appreciation Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	11,364.39	10,566.82	10,138.38
12/2016	12,032.00	11,314.59	11,350.92
12/2017	16,077.42	14,732.93	13,829.00
12/2018	15,701.32	14,509.91	13,222.71
12/2019	20,721.24	19,789.99	17,386.06
12/2020	27,465.24	27,407.80	20,584.89
12/2021	32,656.40	34,971.44	26,493.86
12/2022	23,569.36	24,781.79	21,695.58
12/2023	35,587.99	35,358.22	27,398.84
12/2024	47,839.80	47,152.44	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Focused Appreciation Portfolio	34.43%	18.22%	16.94%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 1,493,813,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 8,284,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,493,813
# of Portfolio Holdings (Derivatives not included, if applicable)	37
Portfolio Turnover Rate	9%
Net Investment Advisory Fees Paid (000's)	$8,284

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Consumer Staples	2.3%
Industrials	5.9%
Financials	9.3%
Health Care	11.6%
Consumer Discretionary	19.7%
Communication Services	22.2%
Information Technology	27.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Tesla, Inc.	8.9%
NVIDIA Corp.	8.0%
Meta Platforms, Inc. - Class A	7.3%
Amazon.com, Inc.	6.5%
Alphabet, Inc., Various	6.2%
Netflix, Inc.	5.9%
Visa, Inc. - Class A	5.0%
Oracle Corp.	4.8%
The Boeing Co.	4.3%
Microsoft Corp.	4.3%

Material Fund Change [Text Block]

C000000083
Shareholder Report [Line Items]
Fund Name	GOVERNMENT MONEY MARKET PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 4.99% for the year ended 12/31/2024. Initially, the Federal Open Market Committee (FOMC) projected five rate cuts in 2024. However, with progress towards the FOMC’s 2% inflation target, they delivered only three rate cuts, totaling 1.00%. This resulted in the federal funds target rate ending the year within the range of 4.25% - 4.50%. Throughout 2024, the Portfolio's positioning evolved with FOMC rate cut expectations. Early in the year, most investments were in overnight Repurchase Agreements and short-dated Treasury and Agency debt. As of 6/30/2024, the weighted average maturity (WAM) was 33 days, and the weighted average life (WAL) was 80 days. In the second half of 2024, the Portfolio Management ("PM") Team became more confident that the FOMC would initiate their rate cutting cycle. Consequently, the Portfolio's duration was lengthened to secure longer-term fixed-rate exposure and mitigate the cuts' impact. As of 12/31/2024, the WAM was 40 days, and the WAL was 102 days. Duration composition was the biggest contributor to performance. The selective approach in adding duration throughout the period benefited the Portfolio, as the pricing of rate cuts shifted significantly over the year.

The median federal funds rate forecast for 2025, as contained in the Summary of Economic Projections (SEP) released in conjunction with the December FOMC meeting, rose to 3.9% from the September 2024 projection of 3.4%. This implies two cuts of 0.25% in 2025, down from the prior projection of four cuts of 0.25%. The PM Team believes the FOMC could adjust the federal funds target range moderately lower over time. However, resilient employment data and sticky core inflation could prompt unchanged policy at upcoming meetings. The PM Team will monitor these developments and selectively add longer fixed-rate exposure to the Portfolio opportunistically.

AssetsNet	$ 504,732,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,555,000
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$504,732 # of Portfolio Holdings (Derivatives not included, if applicable)99 Net Investment Advisory Fees Paid (000's)$1,555
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.2%
Repurchase Agreements	42.6%
US Government & Agencies	57.2%

Material Fund Change [Text Block]

C000000091
Shareholder Report [Line Items]
Fund Name	GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$50	0.42%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio posted positive returns and outperformed its strategy index, the Russell 1000® Growth Index, during the year ended 12/31/2024. The Consumer Discretionary sector contributed to performance, due to stock selection. Shares of Carvana Co. surged during the year, benefiting from improvements in unit economics and unit growth, combined with a sharpened focus on cost efficiencies. The Communication Services sector also added value, due to stock choices and an overweight allocation. Conversely, stock selection and an overweight position in the Financials sector detracted. Our significant position in Visa, Inc. - Class A hurt performance. The Portfolio Management ("PM") Team maintains the belief in Visa, Inc. - Class A, supported by the strong secular tailwinds. An overweight position in the Health Care sector also hurt results, although positive stock picks within the segment helped mitigate losses.

Following a second consecutive year of impressive absolute returns for growth-style investing, expectations have been tempered at the start of 2025 as the reemergence of inflationary pressures have induced a more hawkish outlook from the Fed. With expectations of cuts in the coming year being significantly reduced, elevated investor caution has emerged regarding the potential higher-for-longer interest rate environment. Adding to uncertainty is the incoming presidential administration—one likely to embrace growth initiatives and a more accommodative regulatory stance and that has also signaled a desire to implement significant import tariffs, raising the question of whether inflationary pressures may become further inflamed. Despite the macroeconomic challenges facing the U.S. economy, the PM Team remains steadfast in our belief that the nascent technology of artificial intelligence will drive a decade-long societal shift, unlocking vast investment opportunity and the potential to perform regardless of the macro environment.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Growth Stock Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,601.20	10,566.82	10,138.38
12/2016	10,862.83	11,314.59	11,350.92
12/2017	13,498.70	14,732.93	13,829.00
12/2018	13,668.53	14,509.91	13,222.71
12/2019	17,726.02	19,789.99	17,386.06
12/2020	23,925.49	27,407.80	20,584.89
12/2021	27,913.58	34,971.44	26,493.86
12/2022	17,111.74	24,781.79	21,695.58
12/2023	25,614.74	35,358.22	27,398.84
12/2024	35,303.51	47,152.44	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Growth Stock Portfolio	37.82%	14.77%	13.44%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
Material Change Date	Oct. 25, 2024
AssetsNet	$ 1,369,524,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,104,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,369,524
# of Portfolio Holdings (Derivatives not included, if applicable)	75
Portfolio Turnover Rate	7%
Net Investment Advisory Fees Paid (000's)	$5,104

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.2%
Energy	0.2%
Utilities	0.8%
Materials	0.8%
Consumer Staples	0.9%
Industrials	1.8%
Health Care	9.0%
Financials	9.4%
Communication Services	16.6%
Consumer Discretionary	18.5%
Information Technology	41.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	13.4%
Amazon.com, Inc.	9.6%
Microsoft Corp.	9.0%
Apple, Inc.	8.7%
Alphabet, Inc., Various	8.1%
Meta Platforms, Inc. - Class A	4.8%
Tesla, Inc.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. - Class A	3.1%
Mastercard, Inc. - Class A	2.6%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.  This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Risks Change [Text Block]	Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000081
Shareholder Report [Line Items]
Fund Name	HIGH YIELD BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The total return of the Portfolio for the year ended 12/31/2024, was 6.38% underperforming the strategy index, the Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index, which returned 8.19%. The Portfolio was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric Utility, Technology, Midstream and Finance Companies industries as well as industry allocation, such as underweight to the strong performing Wireline Telecommunications and Retail industries and overweight to the underperforming Automotive industry. Given the strong absolute performance during the period the Portfolio’s cash position was also a drag on performance. Portfolio holdings that negatively impacted relative performance included: iHeartCommunications, Enviva, Ardagh Packaging, CSC Holdings LLC and CMG Media Corp. The Portfolio was positively impacted by security selection in the Insurance-Property and Casualty, Consumer Cyclical Services and Building Materials industries, as well as its underweight to the underperforming Wireless Telecommunications industry. Portfolio holdings that positively impacted relative performance included: Clydesdale Acquisition Holdings, Inc., SRS Distribution, Allied Universal Holdco LLC, Condor Merger Sub and Herens Holdco SARL.

The high-yield market has continued to deliver very strong relative returns compared to other fixed income classes. This has been driven by solid performance from the U.S. economy and investor demand for yield. However, this performance has also pushed credit spreads to extremely tight levels. While some of the tightness in credit spreads relative to history can be explained by the high-yield market’s short duration and higher quality relative to historical measures, it does not change the fact that the market is pricing in the best of all possible outcomes. It certainly does not price in potential negative surprises.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	High Yield Bond Portfolio	Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,863.75	9,556.59	10,054.99
12/2016	11,303.37	11,193.63	10,321.17
12/2017	12,081.27	12,033.49	10,686.73
12/2018	11,754.23	11,782.68	10,687.93
12/2019	13,513.69	13,469.80	11,619.59
12/2020	14,411.34	14,419.08	12,491.81
12/2021	15,176.02	15,177.62	12,299.22
12/2022	13,456.24	13,480.52	10,699.06
12/2023	15,237.99	15,292.77	11,290.58
12/2024	16,210.88	16,545.73	11,431.74

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
High Yield Bond Portfolio	6.38%	3.71%	4.95%
Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 695,777,000
Holdings Count | Holding	530
Advisory Fees Paid, Amount	$ 2,974,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$695,777
# of Portfolio Holdings (Derivatives not included, if applicable)	530
Portfolio Turnover Rate	26%
Net Investment Advisory Fees Paid (000's)	$2,974

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	5.3%
Communication Services	0.0%
Diversified	0.2%
Utilities	2.3%
Basic Materials	3.5%
Energy	9.5%
Technology	10.4%
Communications	11.0%
Financial	11.7%
Industrial	12.8%
Consumer, Non-Cyclical	13.2%
Consumer, Cyclical	20.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Ford Motor Credit Co. LLC, Various	2.0%
CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
HUB International, Ltd., Various	1.6%
TransDigm, Inc., Various	1.6%
Tenet Healthcare Corp., Various	1.1%
Medline Borrower LP, Various	1.1%
Cloud Software Group, Inc., Various	1.0%
CSC Holdings LLC, Various	1.0%
1011778 BC ULC / New Red Finance, Inc., Various	1.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp., Various	1.0%

Material Fund Change [Text Block]

C000000089
Shareholder Report [Line Items]
Fund Name	INDEX 400 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio delivered a total return of 13.63% for the year ended 12/31/2024, while the Portfolio’s strategy index, the S&P MidCap 400® Index, returned 13.93%. Portfolio performance slightly lagged the Index due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2024, U.S. equities outpaced both non-U.S. and emerging market equities, driven largely by the relative fourth quarter performance. Despite some weakness at the end of the year, U.S. equities finished with a second consecutive year of 20%-plus gains on the back of a supportive macro environment, solid corporate earnings, megacap tech strength and election-related tailwinds. Within the U.S., equity market gains narrowed towards the end of the year, leaving small caps and the S&P 500® equal-weighted index noticeably below the cap-weighted S&P 500®. The “Magnificent Seven” performed well throughout the period and gained considerable ground versus the rest of the market towards the end of the year. The U.S. election resulted in Donald Trump being elected President and a Republican sweep overall outcome.

U.S. Mid Cap equities underperformed U.S. Large Cap equities, represented by the S&P 500® Index, which returned 25.02% in the year. The top performing sectors within the S&P MidCap 400® Index over this time period were Utilities and Financials returning 31.45% and 25.36%, respectively. Materials and Communication Services were the worst performing sectors for this year, with returns of -2.37% and 3.76%, respectively.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Index 400 Stock Portfolio	S&P MidCap 400® Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,761.87	9,782.46	10,138.38
12/2016	11,751.46	11,811.19	11,350.92
12/2017	13,626.77	13,729.83	13,829.00
12/2018	12,082.49	12,208.09	13,222.71
12/2019	15,209.96	15,406.57	17,386.06
12/2020	17,243.64	17,510.96	20,584.89
12/2021	21,461.62	21,846.68	26,493.86
12/2022	18,614.88	18,993.35	21,695.58
12/2023	21,621.99	22,115.33	27,398.84
12/2024	24,570.12	25,195.72	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 400 Stock Portfolio	13.63%	10.07%	9.41%
S&P MidCap 400® Index	13.93%	10.34%	9.68%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 1,402,515,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 2,990,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,402,515
# of Portfolio Holdings (Derivatives not included, if applicable)	401
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid (000's)	$2,990

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Communication Services	1.4%
Utilities	2.6%
Consumer Staples	4.4%
Energy	4.5%
Materials	6.3%
Real Estate	6.8%
Health Care	9.3%
Information Technology	10.5%
Consumer Discretionary	14.1%
Financials	17.8%
Industrials	21.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc. - Class A	0.7%
Pure Storage, Inc.	0.7%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%

Material Fund Change [Text Block]

C000000078
Shareholder Report [Line Items]
Fund Name	INDEX 500 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio delivered a total return of 24.75% for the year ended 12/31/2024, while the Portfolio's strategy index, the S&P 500® Index, returned 25.02%. Portfolio performance slightly lagged the Index due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. Growth was driven by investor optimism in AI-related companies and earnings reports. The Fed initially maintained interest rates despite rising inflation and strong labor market data. Large-cap equities performed well into the second quarter, with the Consumer Price Index (CPI) increasing by 0.3% in April but remaining flat from April to May. The Fed’s unchanged rates led to a rally in large-cap stocks, while small-cap equities lagged. In July, CPI extended the bull market, but a disappointing jobs report in August raised concerns about economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points in September, which boosted equity markets. In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his agenda. The Fed cut rates by 50 basis points in November and December to reduce inflation to 2%. The Federal Open Market Committee revised its 2025 rate cut projections, causing a December selloff. Labor market conditions eased, with unemployment at 4.2% in November.

Top-performing sectors included Communication Services and Information Technology, returning 40.23% and 36.61%, respectively. Materials and Health Care were the worst performing sectors, with returns of -0.13% and 2.58%, respectively.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Index 500 Stock Portfolio	S&P 500® Index
12/2014	$10,000.00	$10,000.00
12/2015	10,116.98	10,138.38
12/2016	11,304.20	11,350.92
12/2017	13,736.42	13,829.00
12/2018	13,107.94	13,222.71
12/2019	17,194.81	17,386.06
12/2020	20,321.17	20,584.89
12/2021	26,102.33	26,493.86
12/2022	21,329.98	21,695.58
12/2023	26,885.28	27,398.84
12/2024	33,539.55	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 500 Stock Portfolio	24.75%	14.30%	12.86%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 6,562,773,000
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 11,467,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$6,562,773
# of Portfolio Holdings (Derivatives not included, if applicable)	503
Portfolio Turnover Rate	2%
Net Investment Advisory Fees Paid (000's)	$11,467

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Materials	1.9%
Real Estate	2.1%
Utilities	2.3%
Energy	3.1%
Consumer Staples	5.5%
Industrials	8.1%
Communication Services	9.3%
Health Care	10.0%
Consumer Discretionary	11.1%
Financials	13.5%
Information Technology	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Apple, Inc.	7.5%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Various	4.0%
Meta Platforms, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc. - Class B	1.7%
JPMorgan Chase & Co.	1.3%

Material Fund Change [Text Block]

C000050279
Shareholder Report [Line Items]
Fund Name	INDEX 600 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio delivered a total return of 8.43% for the year ended 12/31/2024, while the Portfolio’s strategy index, the S&P SmallCap 600® Index, returned 8.70%. Portfolio performance slightly lagged the Index due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2024, U.S. equities outpaced both non-U.S. and emerging market equities, driven largely by the relative fourth quarter performance. Despite some weakness at the end of the year, U.S. equities finished with a second consecutive year of 20%-plus gains on the back of a supportive macro environment, solid corporate earnings, megacap tech strength and election-related tailwinds. Within the U.S., equity market gains narrowed towards the end of the year, leaving small caps and the S&P 500® equal-weighted index noticeably below the cap-weighted S&P 500®. The “Magnificent Seven” performed well throughout the period and gained considerable ground versus the rest of the market towards the end of the year. The U.S. election resulted in Donald Trump being elected President and a Republican sweep overall outcome.

U.S. Small Cap equities underperformed U.S Large Cap equities, represented by the S&P 500® Index, which returned 25.02% in the year. The top performing sectors within the S&P SmallCap 600® Index over this time period were Financials and Communication Services, returning 18.99% and 17.43%, respectively. Energy and Information Technology were the worst performing sectors for this year, with returns of -5.01% and -0.82%, respectively.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Index 600 Stock Portfolio	S&P SmallCap 600® Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,765.17	9,802.70	10,138.38
12/2016	12,316.21	12,405.95	11,350.92
12/2017	13,908.40	14,047.70	13,829.00
12/2018	12,687.18	12,856.31	13,222.71
12/2019	15,533.79	15,785.14	17,386.06
12/2020	17,231.81	17,566.82	20,584.89
12/2021	21,749.34	22,278.25	26,493.86
12/2022	18,189.63	18,691.74	21,695.58
12/2023	21,056.56	21,692.28	27,398.84
12/2024	22,831.18	23,578.71	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 600 Stock Portfolio	8.43%	8.01%	8.61%
S&P SmallCap 600® Index	8.70%	8.36%	8.96%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 476,360,000
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 1,013,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$476,360
# of Portfolio Holdings (Derivatives not included, if applicable)	605
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid (000's)	$1,013

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.2%
Utilities	2.2%
Consumer Staples	3.0%
Communication Services	3.3%
Materials	4.4%
Energy	4.7%
Real Estate	7.6%
Health Care	11.0%
Information Technology	12.7%
Consumer Discretionary	14.6%
Industrials	17.7%
Financials	18.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Bath & Body Works, Inc.	0.6%
Glaukos Corp.	0.6%
Alaska Air Group, Inc.	0.6%
ATI, Inc.	0.6%
Robert Half International, Inc.	0.5%
VF Corp.	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%
Jackson Financial, Inc.	0.5%

Material Fund Change [Text Block]

C000050276
Shareholder Report [Line Items]
Fund Name	INFLATION PROTECTION PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inflation Protection Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protection Portfolio	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the year ended 12/31/2024, the Portfolio returned 1.96%, compared with 1.84% for the strategy index, the Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index. In general, the Portfolio was fully invested in TIPS up to 55%, as allowed by IRS portfolio regulations. The rest of the Portfolio was invested mainly in securitized and investment-grade corporate securities, which aided performance versus the all-TIPS index. All subsectors contributed to performance, led by non-agency Collateralized Mortgage Obligations, Asset-Backed Securities and non-agency Commercial Mortgages. To maximize inflation exposure, the managers used inflation swaps to create an inflation overlay for the corporate and securitized securities. This strategy, combined with the managers’ preference for the short end of the inflation curve, detracted from the Portfolio’s relative performance. This strategy weighed on relative results in the third quarter of 2024 when shorter-maturity break-even rates declined.

The Portfolio Management ("PM") Team expects inflation to moderate in 2025, largely due to the still-elevated services component. Within services, the rate of increase on rent and owners’ equivalent rent is decreasing. The PM Team believes a slow-paced, longer-term deceleration should follow multifamily home completions and falling rents. Nevertheless, a structural housing supply shortage persists, and housing price appreciation will be the key determinant. The rate of change remains a key factor for the Fed and TIPS valuations. Changes in regulations and tariff, trade and immigration policies under Donald Trump’s administration may affect inflation in the intermediate term. Overall, the PM Team still expects the economy to slow to below-trend growth levels. However, a recession seems unlikely due to resilient consumer spending and financial conditions. Awaiting clarity on Fed policy and Trump administration priorities, we’re maintaining a neutral duration and a focus on higher-quality securitized and corporate securities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Inflation Protection Portfolio	Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,779.52	9,856.21	10,054.99
12/2016	10,237.67	10,317.80	10,321.17
12/2017	10,603.91	10,628.06	10,686.73
12/2018	10,326.99	10,493.95	10,687.93
12/2019	11,258.21	11,378.37	11,619.59
12/2020	12,335.79	12,629.12	12,491.81
12/2021	13,150.60	13,381.32	12,299.22
12/2022	11,445.92	11,796.18	10,699.06
12/2023	11,891.96	12,255.72	11,290.58
12/2024	12,125.49	12,480.74	11,431.74

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Inflation Protection Portfolio	1.96%	1.50%	1.95%
Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	1.84%	1.87%	2.24%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.
Material Change Date	Nov. 01, 2023
AssetsNet	$ 408,498,000
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 1,642,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$408,498
# of Portfolio Holdings (Derivatives not included, if applicable)	149
Portfolio Turnover Rate	50%
Net Investment Advisory Fees Paid (000's)	$1,642

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	9.0%
Municipal Bonds	0.4%
Corporate Bonds	5.8%
Structured Products	27.1%
Governments	57.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	50.9%
Federal Home Loan Mortgage Corp., Various	6.4%
Federal National Mortgage Association, Various	6.4%
Government National Mortgage Association, Various	5.5%
US Treasury, Various	2.3%
Lion Bay Funding LLC	2.3%
Mainbeach Funding DAC	2.3%
Overwatch Alpha FDG LLC	2.3%
JPMorgan Chase & Co., Various	0.8%
Tennessee Valley Authority, Various	0.7%

Material Fund Change [Text Block]

Material Portfolio Changes

The net expense ratio decreased from the prior fiscal year end primarily due to an advisory fee waiver change which became effective 11/1/2023. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to an advisory fee waiver change which became effective 11/1/2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000087
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 3.94% in 2024, underperforming the MSCI® All Country World (ex-US) Value strategy index. The Portfolio's holdings in Financials detracted from relative performance. In particular, Brazilian Financials holdings Itau Unibanco Holding SA and XP, Inc. - Class A underperformed substantially. The announcement that Brazil plans to cut public spending significantly because of its burgeoning fiscal deficit roiled its stock market and currency. The Portfolio’s underweight in Chinese Financials also hurt results. Health Care trailed the broad market in 2024, and the Portfolio’s overweight and stock selection detracted. Portfolio holdings Bayer AG and GSK PLC were the primary underperformers. Strong stock selection in Industrials positively affected performance. Specifically, Johnson Controls International PLC rallied as it focused on its higher profitability business segments and a succession plan for its CEO. Mitsubishi Electric Corp. rallied amidst a strong year for Japanese equities. Lastly, semiconductor manufacturer Taiwan Semiconductor Manufacturing Co., Ltd. outperformed, driven by its market leadership in producing the most advanced chips used in AI applications.

Amid heightened macroeconomic uncertainty and geopolitical unrest, the Portfolio Management ("PM") Team continues to focus on uncovering attractive investment opportunities through our fundamental, bottom-up research and strict price discipline. During 2024, the PM Team was nimble and adjusted the Portfolio’s relative weightings based on changing opportunity sets. The PM Team trimmed the Portfolio’s holdings in Financials and Energy, reducing the Portfolio’s overweight positions in these sectors. The PM Team continues to redeploy the proceeds into other areas of the market as their valuations become more compelling, including Consumer Staples, Industrials and Communication Services. The PM Team is enthusiastic about the Portfolio, which trades at 11.0 times forward earnings and is diversified across sectors, industries, regions and investment theses.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	International Equity Portfolio	MSCI® All Country World (ex-US) Value Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,778.67	8,993.47	9,433.79
12/2016	10,061.70	9,795.65	9,857.87
12/2017	12,305.02	12,015.91	12,538.37
12/2018	10,409.26	10,336.78	10,758.52
12/2019	11,720.50	11,961.61	13,072.81
12/2020	11,402.88	11,869.19	14,465.31
12/2021	11,973.57	13,110.08	15,597.09
12/2022	11,155.66	11,983.99	13,101.08
12/2023	12,950.58	14,057.07	15,146.93
12/2024	13,460.73	14,906.40	15,985.17

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Equity Portfolio	3.94%	2.81%	3.02%
MSCI® All Country World (ex-US) Value Index (Net)	6.04%	4.50%	4.07%
MSCI® All Country World (ex-US) Index (Net)	5.53%	4.10%	4.80%

The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 1,877,350,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 12,664,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,877,350
# of Portfolio Holdings (Derivatives not included, if applicable)	83
Portfolio Turnover Rate	19%
Net Investment Advisory Fees Paid (000's)	$12,664

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.7%
Real Estate	1.5%
Communication Services	5.0%
Energy	6.0%
Information Technology	7.4%
Consumer Staples	8.4%
Industrials	10.5%
Materials	11.1%
Consumer Discretionary	11.9%
Health Care	13.1%
Financials	22.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Johnson Controls International PLC	3.5%
Holcim, Ltd.	3.1%
Sanofi	3.1%
BNP Paribas SA	3.0%
UBS Group AG	2.8%
Banco Santander SA	2.8%
Novartis AG	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Barclays PLC	2.5%
GSK PLC	2.5%

Material Fund Change [Text Block]

C000000086
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL GROWTH PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio’s 5.30% return outperformed the strategy index, the MSCI EAFE® Growth Index (Net), which returned 2.05% for the year ended 12/31/2024. From a geographic standpoint, out-of-benchmark exposure in the U.S. and emerging markets along with stock selection in the U.K. helped lift returns. Conversely, the large underweight in Asia detracted. Sector selection accounted for the majority of outperformance, though stock selection was positive as well. Gains from stock selection in the Materials and Information Technology sectors were partially offset by weaker stock selection in the Financials, Industrials, and Health Care sectors. A large underweighting in Consumer Staples and overweighting in Industrials were the primary drivers of sector selection outperformance. The single biggest individual contributor was an out-of-benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd., which benefited from demand for semiconductors that are critical to the build out of AI. The largest individual detractor was an overweighting in France-based global payment and employee benefits provider Edenred. The company’s business model was challenged by increased regulatory risk across Europe and a tax litigation case in Brazil, one of its largest markets outside Europe.

The Portfolio Management ("PM") Team has been looking for companies outside the U.S. that may benefit from AI in ways that are not well appreciated by the market. The PM Team remains optimistic about the long-term attractiveness of online payments, leading-edge lithography equipment, aerospace themes, and the consolidated industrial gas market. The PM Team thinks the U.K. remains a good place to find strong global franchises at attractive valuations following years of market de-rating post Brexit. The PM Team is doing more work on cheaply valued Chinese companies with strong balance sheets and good business models ahead of potential stimulus that could be a market catalyst.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	International Growth Portfolio	MSCI EAFE® Growth Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,827.41	10,409.03	9,433.79
12/2016	9,492.74	10,092.08	9,857.87
12/2017	12,343.35	13,004.68	12,538.37
12/2018	10,951.16	11,336.53	10,758.52
12/2019	14,762.50	14,499.24	13,072.81
12/2020	17,406.67	17,151.81	14,465.31
12/2021	20,177.16	19,081.86	15,597.09
12/2022	15,509.74	14,703.40	13,101.08
12/2023	18,730.45	17,288.00	15,146.93
12/2024	19,722.74	17,641.54	15,985.17

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Growth Portfolio	5.30%	5.96%	7.03%
MSCI EAFE® Growth Index (Net)	2.05%	4.00%	5.84%
MSCI® All Country World (ex-US) Index (Net)	5.53%	4.10%	4.80%

The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 1,044,160,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 6,198,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,044,160
# of Portfolio Holdings (Derivatives not included, if applicable)	68
Portfolio Turnover Rate	23%
Net Investment Advisory Fees Paid (000's)	$6,198

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Consumer Staples	0.3%
Energy	0.4%
Communication Services	0.7%
Health Care	5.8%
Consumer Discretionary	10.2%
Materials	10.5%
Financials	16.3%
Information Technology	20.7%
Industrials	32.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

SAP SE	5.8%
ASML Holding NV	5.2%
Safran SA	4.0%
CRH PLC	3.8%
Novo Nordisk A/S - Class B	3.8%
Linde PLC	3.7%
Recruit Holdings Co., Ltd.	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%
Atlas Copco AB - Class A	3.2%
Compass Group PLC	2.8%

Material Fund Change [Text Block]

C000050277
Shareholder Report [Line Items]
Fund Name	LARGE CAP BLEND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$83	0.74%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For calendar year 2024, the Portfolio underperformed its benchmark by 1.16%, returning 23.86% against 25.02% for the strategy index, the S&P 500® Index. From a sector perspective, stock selection within Health Care, Consumer Discretionary and Utilities detracted the most from performance. Alternatively, stock selection within the Industrials, Financials and Information Technology sectors helped the most. At the individual stock level, the top individual detractors were an underweight position in Broadcom, Inc. and overweight positions in Regeneron Pharmaceuticals, Inc. and NXP Semiconductors NV. Alternatively, the top contributors were overweight positions in NVIDIA Corp., Wells Fargo & Co. and Howmet Aerospace, Inc.

The Portfolio Management ("PM") Team continues to focus on fundamentals of the economy and company earnings. Our analysts estimate S&P 500® Index earnings growth of +14% for both 2025 and 2026. While subject to revision, this forecast includes our best analysis of earnings expectations. Easing inflation and improved prospects for growth have fueled optimism for a soft landing. However, certain systematic risks like the policy impact of the new U.S. administration, potentially slower pace of rate cuts and significant geopolitical tensions, can cause markets to be volatile. The PM Team continues our focus on high conviction stocks and take advantage of market dislocations for compelling opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Large Cap Blend Portfolio	S&P 500® Index
12/2014	$10,000.00	$10,000.00
12/2015	9,758.37	10,138.38
12/2016	11,123.08	11,350.92
12/2017	13,239.16	13,829.00
12/2018	12,708.95	13,222.71
12/2019	15,755.22	17,386.06
12/2020	17,339.01	20,584.89
12/2021	20,539.00	26,493.86
12/2022	17,709.58	21,695.58
12/2023	21,359.26	27,398.84
12/2024	26,456.31	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Blend Portfolio	23.86%	10.92%	10.22%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Material Change Date	May 01, 2024
AssetsNet	$ 171,954,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,161,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$171,954
# of Portfolio Holdings (Derivatives not included, if applicable)	51
Portfolio Turnover Rate	50%
Net Investment Advisory Fees Paid (000's)	$1,161

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Real Estate	0.8%
Consumer Staples	1.2%
Materials	1.9%
Utilities	3.5%
Energy	4.8%
Communication Services	6.4%
Industrials	9.8%
Health Care	10.0%
Financials	11.7%
Consumer Discretionary	12.4%
Information Technology	36.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Microsoft Corp.	8.6%
Apple, Inc.	8.1%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc. - Class A	3.6%
Wells Fargo & Co.	3.1%
Alphabet, Inc. - Class A	2.8%
Broadcom, Inc.	2.8%
Baker Hughes Co.	2.6%
Mastercard, Inc. - Class A	2.6%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver. Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver.
Material Fund Change Risks Change [Text Block]	Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000075
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 22.16% for the year ended 12/31/2024, underperforming the benchmark, the S&P 500® Index, which returned 25.02%. Security selection was the primary detractor from relative underperformance driven by weak security selection in Information Technology, Materials, and Consumer Staples sectors. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results. The Portfolio’s underweight allocation to Information Technology and overweight allocations to Health Care and Energy detracted most from relative performance. Top individual detractors from relative performance included underweight positions to NVIDIA Corp. (Information Technology) and Tesla, Inc. (Consumer Discretionary), and an overweight position to Adobe, Inc. (Information Technology). Top individual contributors to relative performance included not owning Intel Corp. (Information Technology), an out-of-benchmark position in Spotify Technology SA (Communication Services), and an overweight position to KKR & Co., Inc. (Financials).

Global markets continued to rise in the final quarter of 2024, finishing the year with strong gains amidst a turbulent macroeconomic environment. The fourth quarter featured largely positive jobs, consumer income, and GDP growth data, escalating geopolitical tensions, and markedly, the U.S. Presidential election. Markets sought to anticipate potential impacts leading up to the election then quickly began digesting the policy implications of a second Trump presidency afterward. The Fed cut interest rates twice in the fourth quarter and signaled a slower pace of rate cuts in 2025. Despite high U.S. equity valuations, the Portfolio Management ("PM") Team believes U.S. companies will continue growing profits. The PM Team will continue to closely track these developments.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Large Cap Core Stock Portfolio	S&P 500® Index
12/2014	$10,000.00	$10,000.00
12/2015	9,693.98	10,138.38
12/2016	10,427.91	11,350.92
12/2017	13,021.17	13,829.00
12/2018	12,234.93	13,222.71
12/2019	16,051.18	17,386.06
12/2020	19,701.30	20,584.89
12/2021	24,646.57	26,493.86
12/2022	19,993.24	21,695.58
12/2023	25,148.28	27,398.84
12/2024	30,720.01	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Core Stock Portfolio	22.16%	13.86%	11.88%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Material Change Date	Oct. 25, 2024
AssetsNet	$ 756,794,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 2,998,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$756,794
# of Portfolio Holdings (Derivatives not included, if applicable)	126
Portfolio Turnover Rate	74%
Net Investment Advisory Fees Paid (000's)	$2,998

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Investment Companies	0.3%
Real Estate	1.6%
Materials	1.7%
Utilities	3.0%
Consumer Staples	3.7%
Energy	4.0%
Industrials	8.8%
Communication Services	8.8%
Health Care	11.4%
Consumer Discretionary	11.4%
Financials	12.3%
Information Technology	32.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.1%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	5.5%
Alphabet, Inc. - Class A	4.8%
Broadcom, Inc.	2.9%
Wells Fargo & Co.	2.6%
Berkshire Hathaway, Inc. - Class B	2.4%
Exxon Mobil Corp.	1.8%
ServiceNow, Inc.	1.7%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Risks Change [Text Block]	Effective 10/25/2024, the Portfolio added a “Large Position Risk” to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000050275
Shareholder Report [Line Items]
Fund Name	LARGE COMPANY VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 10.69% over the trailing year, while its strategy index, the Russell 1000® Value Index, returned 14.37%. Security selection in Consumer Staples detracted from relative results. Notably, the Portfolio’s position in Dollar Tree, Inc. weighed on performance. The Portfolio’s overweight to the Health Care sector relative to the benchmark hindered relative returns as it was one of the few benchmark sectors to decline during the year. Security selection in Health Care also detracted, driven by the Portfolio’s position in Zimmer Biomet Holdings, Inc. UPS was another key detractor. Conversely, stock selection in the Information Technology sector helped results. The Portfolio’s lack of exposure to Intel Corp. was particularly beneficial. Security selection and an underweight in the Materials sector also contributed to performance. Other top contributors included The Bank of New York Mellon Corp. and The Allstate Corp. Shares of The Bank of New York Mellon Corp. outperformed due to its strong earnings and higher revenue.

Our research has led the Portfolio Management ("PM") Team to several Health Care stocks that may offer compelling valuations and risk/reward profiles, leading to a notable overweight in the sector. The PM Team considers Health Care less cyclical because the economy’s performance tends to have less impact on demand. The PM Team also believes Health Care utilization rates will continue to normalize after the COVID-19 pandemic caused patients to delay services and procedures. Additionally, the PM Team thinks shares of companies affected by sell-offs from so-called weight-loss drugs will continue to recover. Conversely, our bottom-up approach resulted in an underweight in Consumer Discretionary. While consumer activity has significantly supported the economy, recent economic reports point to a slowdown in spending. That may pressure Consumer Discretionary stocks, a sector where the PM Team already finds it difficult to identify companies with durable business models.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Large Company Value Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,615.17	9,617.32	10,138.38
12/2016	11,092.10	11,284.99	11,350.92
12/2017	12,323.15	12,826.97	13,829.00
12/2018	11,346.64	11,766.57	13,222.71
12/2019	14,485.05	14,889.57	17,386.06
12/2020	14,867.03	15,305.83	20,584.89
12/2021	18,125.68	19,156.82	26,493.86
12/2022	18,064.59	17,712.82	21,695.58
12/2023	18,750.84	19,743.17	27,398.84
12/2024	20,755.99	22,579.90	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Company Value Portfolio	10.69%	7.46%	7.58%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 155,933,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,016,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$155,933
# of Portfolio Holdings (Derivatives not included, if applicable)	78
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid (000's)	$1,016

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.5%
Consumer Discretionary	1.7%
Communication Services	2.6%
Materials	3.7%
Utilities	6.1%
Energy	7.3%
Information Technology	9.7%
Industrials	12.2%
Consumer Staples	12.4%
Health Care	19.7%
Financials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Johnson & Johnson	4.0%
JPMorgan Chase & Co.	3.7%
Medtronic PLC	3.6%
Zimmer Biomet Holdings, Inc.	3.4%
Norfolk Southern Corp.	2.5%
Cisco Systems, Inc.	2.3%
Exxon Mobil Corp.	2.3%
Xcel Energy, Inc.	2.3%
U.S. Bancorp	2.2%
Truist Financial Corp.	2.0%

Material Fund Change [Text Block]

C000050282
Shareholder Report [Line Items]
Fund Name	LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$260	2.68%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned -5.78% for the year ended 12/31/2024, outperforming the strategy index, the Bloomberg® Long-Term Treasury Index, which returned -6.41%. U.S. interest rate positioning contributed to performance over the period. The Portfolio’s duration positioning was partially implemented through the use of futures and interest rate swaps. Within spread sectors, out of benchmark exposure to Agency residential mortgage-backed securities detracted from performance.

The change in U.S. leadership increases global economic uncertainty in 2025. Inflation risks in the U.S. and recession risks in many non-U.S. economies have both increased. Across developed markets, the Portfolio Management ("PM") Team expects inflation to continue converging toward target levels, enabling developed market central banks to keep cutting interest rates. The PM Team expects 50 to 150 basis points of developed market central bank rate cuts in 2025, depending on the region. Markets are pricing in terminal policy rates for global central bank easing cycles that appear somewhat high relative to our baseline outlook. In the U.S., intermediate maturity yields look attractive relative to our long-term 0%–1% neutral real interest rate baseline. There is significant near-term potential for lower central bank rates outside the U.S. in the event of more aggressive U.S. trade policies that weaken global growth and weigh on commodity prices. Over our longer-term secular horizon, the PM Team still expects yield curves to gradually steepen, driven by central bank easing and a continuation of the recent rise in term premium amid concerns about elevated sovereign debt. However, the PM Team sees scope for some cyclical flattening in the U.S. due to the possibility of delayed Fed cutting amid potential near-term inflationary pressures and marginal deficit improvement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Long-Term U.S. Government Bond Portfolio	Bloomberg® Long-Term Treasury Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,852.70	9,878.75	10,054.99
12/2016	9,959.94	10,009.77	10,321.17
12/2017	10,784.20	10,863.78	10,686.73
12/2018	10,563.75	10,663.78	10,687.93
12/2019	11,954.65	12,244.93	11,619.59
12/2020	14,031.31	14,412.64	12,491.81
12/2021	13,277.65	13,743.00	12,299.22
12/2022	9,356.89	9,722.42	10,699.06
12/2023	9,668.12	10,020.25	11,290.58
12/2024	9,109.21	9,377.80	11,431.74

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Long-Term U.S. Government Bond Portfolio	-5.78%	-5.29%	-0.93%
Bloomberg® Long-Term Treasury Index	-6.41%	-5.20%	-0.64%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 114,458,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 595,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$114,458
# of Portfolio Holdings (Derivatives not included, if applicable)	101
Portfolio Turnover Rate	44%
Net Investment Advisory Fees Paid (000's)	$595

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-43.1%
Corporate Bonds	0.3%
Structured Products	19.2%
Governments	123.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	111.7%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	19.6%
Deutsche Bank Securities, Inc. Repurchase Agreement, Various	15.3%
US Treasury Inflation Index Bond, Various	8.0%
Uniform Mortgage Backed Security TBA, Various	7.5%
Resolution Funding Corp. Stripped, Various	3.6%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.8%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.6%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.4%
Federal National Mortgage Association, Various	1.4%

Material Fund Change [Text Block]

C000000085
Shareholder Report [Line Items]
Fund Name	MID CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio underperformed the strategy index, the Russell MidCap® Growth Index, for 2024. The Industrials sector was a top detractor. The Information Technology sector was a top detractor. Industrials and Health Care also detracted. The Utilities and Energy sectors were top contributors. An underweight position in Palantir Technologies, Inc. - Class A was the top detractor. The company continued to rally on high expectations for increased bookings in U.S. AI projects. At year end, the Portfolio maintained an underweight position against the large benchmark weight given uncertainty in the company’s competitive moat within commercial AI. Other detractors include an overweight position in Apellis Pharmaceuticals, Inc. and underweight position in AppLovin Corp. Overweights in Targa Resources Corp. and Shockwave Medical, Inc. also were top contributors.

Portfolio positioning continues to focus on high quality companies with solid fundamentals. The Portfolio Management ("PM") Team is managing risk in big benchmark contributors such as Palantir Technologies, Inc. - Class A, Coinbase Global, Inc. - Class A and Vistra Corp. where valuations are less appealing. The PM Team is keeping an open mind and embracing secular winners where fundamentals are inflecting. The Portfolio is positioned for when benchmark leadership broadens out, with a balanced exposure across enduring growth franchises as well as areas that have lower expectations, such as parts of consumer, housing, and software. Industrials and Financials are the largest sector overweights. Conversely, Real Estate and Communication Services are top underweights.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Mid Cap Growth Stock Portfolio	Russell MidCap® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,071.22	9,980.01	10,138.38
12/2016	10,154.81	10,711.41	11,350.92
12/2017	12,215.14	13,417.93	13,829.00
12/2018	11,313.70	12,780.54	13,222.71
12/2019	15,048.72	17,313.70	17,386.06
12/2020	18,872.76	23,475.09	20,584.89
12/2021	20,793.56	26,463.01	26,493.86
12/2022	15,851.54	19,391.87	21,695.58
12/2023	18,222.21	24,407.91	27,398.84
12/2024	19,717.55	29,802.80	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Growth Stock Portfolio	8.21%	5.55%	7.03%
Russell MidCap® Growth Index	22.10%	11.47%	11.54%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
Material Change Date	Oct. 28, 2024
AssetsNet	$ 1,027,872,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 5,499,000
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,027,872
# of Portfolio Holdings (Derivatives not included, if applicable)	113
Portfolio Turnover Rate	127%
Net Investment Advisory Fees Paid (000's)	$5,499

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.0%
Materials	0.8%
Utilities	0.9%
Consumer Staples	2.2%
Communication Services	2.3%
Energy	3.1%
Health Care	12.9%
Financials	14.1%
Consumer Discretionary	15.7%
Industrials	18.4%
Information Technology	28.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

AppLovin Corp. - Class A	3.0%
The Trade Desk, Inc. - Class A	2.3%
HubSpot, Inc.	2.1%
Palantir Technologies, Inc. - Class A	2.1%
Hilton Worldwide Holdings, Inc.	2.1%
Vertiv Holdings Co.	1.8%
Gartner, Inc.	1.8%
Ares Management Corp. - Class A	1.7%
Datadog, Inc. - Class A	1.7%
Natera, Inc.	1.6%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 10/28/2024, J.P. Morgan Investment Management, Inc. replaced Wellington Management Company LLP as sub-adviser to the Portfolio.   This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Adviser [Text Block]	Effective 10/28/2024, J.P. Morgan Investment Management, Inc. replaced Wellington Management Company LLP as sub-adviser to the Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000088
Shareholder Report [Line Items]
Fund Name	MID CAP VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 8.65% over the year while its strategy index, the Russell MidCap® Value Index, returned 13.07%. Stock selection and a sector underweight in Industrials weighed on performance. Consumer Staples stocks slumped during the period and given the Portfolio’s overweight position in the sector, weighed on performance. Discount retailer Dollar Tree, Inc. was a prominent detractor. Stock selection in the Materials sector gave performance a lift. Avoiding stocks in the chemicals and metals and mining industries buoyed results. Other prominent contributors to relative performance include Zimmer Biomet Holdings, Inc., The Bank of New York Mellon Corp., and The Allstate Corp.

Central banks started cutting interest rates as inflation continued to moderate, but the Portfolio Management ("PM") Team believes the economy will continue to experience various lagging effects of elevated rates. The PM Team continues to focus on companies that are believed to be of higher quality because of stable revenues and profits, low indebtedness, stable cash flows and predictable business models that are less sensitive to economic conditions. With slowing global growth, the PM Team has identified select opportunities in the less cyclical Consumer Staples sector. Despite a challenging cost inflation environment, many consumer staples companies are generating strong returns on capital, buying back stock and growing dividends. Regional banks continue to face pressure on net interest income from paying higher deposit costs while loan growth remains subdued. Banks face increased regulatory requirements for capital and liquidity, posing another headwind to regional banks. Our Portfolio remains underweight in the Consumer Discretionary sector. The PM Team believes this sector has fewer high-quality companies with durable business models. Also, given factors like inflation and diminishing personal savings, the PM Team expects headwinds to discretionary spending.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Mid Cap Value Portfolio	Russell MidCap® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,867.22	9,522.01	10,138.38
12/2016	12,159.29	11,426.19	11,350.92
12/2017	13,595.22	12,950.92	13,829.00
12/2018	11,848.02	11,359.29	13,222.71
12/2019	15,308.44	14,433.36	17,386.06
12/2020	15,563.77	15,149.93	20,584.89
12/2021	19,185.53	19,443.10	26,493.86
12/2022	18,964.92	17,103.65	21,695.58
12/2023	20,152.46	19,278.23	27,398.84
12/2024	21,896.39	21,797.91	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Value Portfolio	8.65%	7.42%	8.15%
Russell MidCap® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
Material Change Date	May 01, 2024
AssetsNet	$ 632,435,000
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,483,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$632,435
# of Portfolio Holdings (Derivatives not included, if applicable)	101
Portfolio Turnover Rate	57%
Net Investment Advisory Fees Paid (000's)	$4,483

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.0%
Communication Services	0.9%
Consumer Discretionary	2.6%
Materials	3.3%
Information Technology	5.5%
Energy	5.6%
Real Estate	7.6%
Utilities	10.9%
Consumer Staples	11.8%
Industrials	14.7%
Financials	16.6%
Health Care	17.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
U.S. Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver.  This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000050283
Shareholder Report [Line Items]
Fund Name	MULTI-SECTOR BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 6.42% for the year ended 12/31/2024, outperforming the strategy index: 1/3 each: Bloomberg® Global Aggregate — Credit Component ex Emerging Markets, Hedged USD; ICE BofA® Global High Yield BB-B Rated Constrained Developed Markets Index, Hedged USD; JP Morgan® EMBI Global (the "Blended Portfolio Benchmark") which returned 5.65%. The largest contributor was tactical exposure to securitized credit, particularly U.S., non-agency residential mortgage-backed securities. Positioning within emerging markets, particularly within Europe and Latin America, also contributed. The primary detractor from performance was duration positioning.

The change in U.S. leadership increases global economic uncertainty in 2025. Inflation risks in the U.S. and recession risks in many non-U.S. economies have both increased. Across developed markets, the Portfolio Management ("PM") Team expects inflation to continue converging toward target levels, enabling developed market central banks to cut interest rates. The PM Team expects 50 to 150 basis points of developed market central bank rate cuts in 2025, depending on the region. Markets are pricing in terminal policy rates for global central bank easing cycles that appear high relative to our baseline outlook. In the U.S., intermediate maturity yields look attractive relative to our long-term 0%–1% neutral real interest rate baseline. There is significant near-term potential for lower central bank rates outside the U.S. in the event of more aggressive U.S. trade policies that weaken global growth and weigh on commodity prices. Over the longer-term, the PM Team still expects yield curves to gradually steepen, driven by central bank easing and a continuation of the recent rise in term premium amid concerns about elevated sovereign debt. However, the PM Team sees scope for some cyclical flattening in the U.S. due to the possibility of delayed Fed cutting amid potential near-term inflationary pressures and marginal deficit improvement.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Multi-Sector Bond Portfolio	Blended Portfolio Benchmark (as defined above)	Bloomberg® Global Credit Hedged USD Index	Bloomberg® Global Aggregate Index
12/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2015	9,777.95	9,989.12	9,979.88	9,684.58
12/2016	10,862.40	10,966.06	10,712.01	9,886.54
12/2017	11,772.97	11,765.41	11,343.10	10,617.70
12/2018	11,619.70	11,503.21	11,251.26	10,490.44
12/2019	13,251.09	13,077.32	12,610.10	11,207.81
12/2020	14,063.18	13,903.69	13,559.59	12,238.63
12/2021	14,052.46	14,026.15	13,504.05	11,662.54
12/2022	11,889.70	12,143.96	11,647.50	9,767.59
12/2023	13,043.91	13,460.46	12,737.81	10,325.72
12/2024	13,881.37	14,221.01	13,307.24	10,151.36

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Multi-Sector Bond Portfolio	6.42%	0.93%	3.33%
Blended Portfolio Benchmark (as defined above)	5.65%	1.69%	3.58%
Bloomberg® Global Credit Hedged USD Index	4.47%	1.08%	2.90%
Bloomberg® Global Aggregate Index	-1.69%	-1.96%	0.15%

The Portfolio has added the Bloomberg® Global Aggregate Index as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the Bloomberg® Global Aggregate Index as a broad-based securities market index in response to new regulatory requirements.
Material Change Date	May 01, 2024
AssetsNet	$ 1,305,012,000
Holdings Count | Holding	982
Advisory Fees Paid, Amount	$ 8,454,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,305,012
# of Portfolio Holdings (Derivatives not included, if applicable)	982
Portfolio Turnover Rate	34%
Net Investment Advisory Fees Paid (000's)	$8,454

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-3.7%
Common Stocks	0.1%
Municipal Bonds	0.4%
Bank Loan Obligations	3.6%
Governments	21.4%
Structured Products	32.9%
Corporate Bonds	45.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	8.7%
Citigroup Global Markets, Inc. Repurchase Agreement, Various	4.4%
US Treasury, Various	4.3%
Federal Home Loan Mortgage Corp., Various	3.2%
Saudi International Bond, Various	1.4%
Petroleos Mexicanos, Various	1.2%
Bank of Nova Scotia Repurchase Agreement, 3.27%, 1/3/25	1.1%
Argentine Republic Government International Bond, Various	1.1%
European Union, 3%, 12/4/34	1.1%
United Mexican States, Various	0.9%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000050278
Shareholder Report [Line Items]
Fund Name	RESEARCH INTERNATIONAL CORE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the year ended 12/31/2024, the Portfolio provided a total return of 3.25%. This compares with a return of 5.53% for the portfolio's strategy index, the MSCI® All Country World (ex-US) Index (Net). On aggregate, sector allocation and position weightings relative to the benchmark held back relative returns. Specifically, security selection in both the Information Technology and Consumer Discretionary sectors detracted from relative returns. During the reporting period, the Portfolio's relative currency exposure, resulting primarily from differences between the Portfolio's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was also a contributor to relative performance. Conversely, security selection in the Industrials sector, such as overweight positions in Hitachi, Ltd., NatWest Group PLC and Schneider Electric SE, contributed to relative returns.

Moderating inflation allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the U.S. Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the U.S. remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at its property sector and the finances of highly indebted local governments. Labor markets loosened modestly, particularly in the U.S., brightening the inflation outlook as economic growth remained solid. Global equity markets reached record levels as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over AI adoption and continued healthy earnings growth. Global bond yields climbed on the back of the U.S. election result, resilient economic growth and concerns that global disinflationary progress may have stalled.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Research International Core Portfolio	MSCI EAFE® Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,888.81	9,918.59	9,433.79
12/2016	9,777.88	10,017.79	9,857.87
12/2017	12,536.21	12,525.67	12,538.37
12/2018	10,823.40	10,798.35	10,758.52
12/2019	13,881.41	13,175.55	13,072.81
12/2020	15,750.33	14,205.33	14,465.31
12/2021	17,651.49	15,805.33	15,597.09
12/2022	14,622.45	13,521.19	13,101.08
12/2023	16,515.70	15,987.16	15,146.93
12/2024	17,052.65	16,598.38	15,985.17

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Research International Core Portfolio	3.25%	4.20%	5.48%
MSCI EAFE® Index (Net)	3.82%	4.73%	5.20%
MSCI® All Country World (ex-US) Index (Net)	5.53%	4.10%	4.80%

The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the MSCI® All Country World (ex-US) Index (Net) as a broad-based securities market index in response to new regulatory requirements.
Material Change Date	May 01, 2024
AssetsNet	$ 858,304,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 5,947,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$858,304
# of Portfolio Holdings (Derivatives not included, if applicable)	110
Portfolio Turnover Rate	21%
Net Investment Advisory Fees Paid (000's)	$5,947

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.4%
Real Estate	0.6%
Utilities	2.6%
Communication Services	2.7%
Energy	4.2%
Consumer Staples	7.5%
Materials	8.2%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	11.4%
Industrials	18.6%
Financials	22.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Schneider Electric SE	3.6%
Linde PLC	2.8%
Roche Holding AG	2.5%
Hitachi, Ltd.	2.5%
Novo Nordisk A/S - Class B	2.4%
Nestle SA	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
NatWest Group PLC	1.7%
ASML Holding NV	1.6%
Barclays PLC	1.6%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver. This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 5/1/2024, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2025 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000082
Shareholder Report [Line Items]
Fund Name	SELECT BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$31	0.31%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the year ended 12/31/2024, the Portfolio outperformed the strategy index, the Bloomberg® U.S. Aggregate Bond Index, return of 1.25%. Agency mortgages were the largest contributors to performance in 2024, with security selection and positioning being the main drivers. The dynamic sector overweight also contributed. All mortgage subsectors contributed positively, the largest being the collateralized mortgage obligations subsector. Security selection in credit was a notable contributor to performance. Positioning across the banks and communications subsectors led contributions. Positioning across the local governments, other financials, and insurance subsectors led detractors. In structured products, a sector overweight to the asset-backed security (ABS) sector contributed to performance, specifically in auto, private credit student loan, Federal Family Education Loan Program student loan, device payment plan, auto dealer floorplan. Holdings of certain shorter credit card ABS were small detractors on a risk-adjusted basis. Security selection within the commercial mortgage-backed security (CMBS) sector was a small contributor. An underweight to CMBS detracted from performance.

Consistent with the bottom-up investment process, the Portfolio maintains a neutral duration. Security selection opportunities remain available across spread sectors. As spreads rallied into year-end, the Portfolio Management ("PM") Team tempered risk in consumer ABS and moved to a tactical neutral in credit ahead of expected strong issuance in the first quarter. Agency mortgages appear attractive given interest rate volatility, with credit spreads looking increasingly tight in comparison. Trading opportunities for better-quality corporate and securitized credits should become more abundant in an increasingly dynamic environment. The PM Team remains agile and stand ready to take advantage of security selection opportunities where they arise.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Select Bond Portfolio	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00
12/2015	10,053.03	10,054.99
12/2016	10,360.38	10,321.17
12/2017	10,731.63	10,686.73
12/2018	10,708.76	10,687.93
12/2019	11,635.04	11,619.59
12/2020	12,679.91	12,491.81
12/2021	12,478.72	12,299.22
12/2022	10,815.14	10,699.06
12/2023	11,484.45	11,290.58
12/2024	11,687.00	11,431.74

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Select Bond Portfolio	1.76%	0.09%	1.57%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 2,804,436,000
Holdings Count | Holding	994
Advisory Fees Paid, Amount	$ 8,434,000
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$2,804,436
# of Portfolio Holdings (Derivatives not included, if applicable)	994
Portfolio Turnover Rate	234%
Net Investment Advisory Fees Paid (000's)	$8,434

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-2.0%
Municipal Bonds	0.3%
Corporate Bonds	22.6%
Governments	25.1%
Structured Products	54.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	23.8%
Federal National Mortgage Association, Various	16.7%
Federal Home Loan Mortgage Corp., Various	6.4%
Government National Mortgage Association TBA, Various	2.6%
Uniform Mortgage Backed Security TBA, 5.5%, 1/15/55	2.1%
Government National Mortgage Association, Various	1.0%
Morgan Stanley, Various	0.9%
Wells Fargo & Co., Various	0.8%
AbbVie, Inc., Various	0.7%
Broadcom, Inc., Various	0.7%

Material Fund Change [Text Block]

C000050281
Shareholder Report [Line Items]
Fund Name	SHORT-TERM BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio generated positive returns for the year ended 12/31/2024, and outperformed its strategy index, the Bloomberg® 1–3 Year U.S. Government/Credit Bond Index. Sector allocation contributed to outperformance, aided by out-of-benchmark allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities (ABS), collateralized loan obligations (CLO’s) and commercial mortgage-backed securities. Securitized debt performed well as the overall trajectory of spreads trended tighter, and yields remained desirable through a large portion of 2024. The portfolio manager continued to see value added in the shorter-duration ABS sector and remain constructive on CLO’s. An overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasurys helped relative performance. Interest rate management contributed, aided by average duration positioning. The Portfolio’s duration was largely neutral versus the benchmark throughout the period, which benefited returns when rates decreased. That said, the portfolio manager strategically shifted into a longer-duration positioning when rates increased, contributing to returns.

With employment data appearing to cool, paired with warmer inflation data, the Fed will have to carefully navigate its dual mandate. Our base case scenario for Fed rate cuts includes two 25 basis point cuts in 2025 with a terminal rate of 4.00%. While the Portfolio Management ("PM") Team has reduced risk in response to the increased volatility rate seen throughout the fourth quarter, the PM Team continues to look for an opportunity to add defensive yield to the Portfolio. Our shift lower in risk positioning reflected our belief that valuations are more than fully priced in an uncertain outlook.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Short-Term Bond Portfolio	Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	Bloomberg® U.S. Aggregate Bond Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,071.57	10,065.39	10,054.99
12/2016	10,240.05	10,194.45	10,321.17
12/2017	10,375.98	10,280.55	10,686.73
12/2018	10,516.60	10,444.88	10,687.93
12/2019	10,977.72	10,865.78	11,619.59
12/2020	11,449.13	11,228.01	12,491.81
12/2021	11,438.14	11,174.89	12,299.22
12/2022	10,921.63	10,762.91	10,699.06
12/2023	11,496.22	11,259.35	11,290.58
12/2024	12,075.19	11,749.73	11,431.74

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Short-Term Bond Portfolio	5.04%	1.92%	1.90%
Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	4.36%	1.58%	1.63%
Bloomberg® U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the Bloomberg® U.S. Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 390,253,000
Holdings Count | Holding	805
Advisory Fees Paid, Amount	$ 1,256,000
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$390,253
# of Portfolio Holdings (Derivatives not included, if applicable)	805
Portfolio Turnover Rate	116%
Net Investment Advisory Fees Paid (000's)	$1,256

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.9%
Governments	24.0%
Structured Products	31.8%
Corporate Bonds	41.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	23.2%
Federal National Mortgage Association, Various	4.4%
Federal Home Loan Mortgage Corp., Various	1.0%
SBA Tower Trust, Various	0.9%
CVS Health Corp., Various	0.9%
Government National Mortgage Association, Various	0.8%
Crown Castle, Inc., Various	0.7%
JPMorgan Chase & Co., Various	0.7%
Athene Global Funding, Various	0.6%
HSBC Holdings PLC, Various	0.6%

Material Fund Change [Text Block]

C000000074
Shareholder Report [Line Items]
Fund Name	SMALL CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio returned 13.18% for the year ended 12/31/2024, underperforming the strategy index, the Russell 2000® Growth Index, which returned 15.15%. Security selection was the primary detractor from relative underperformance driven by weak security selection in Information Technology, Communication Services, and Consumer Discretionary. Sector allocation, a result of the team’s bottom-up stock selection process, modestly contributed to relative performance. The Portfolio’s overweight allocation to Information Technology, a lack of exposure to Utilities, and an underweight to Energy contributed to relative performance, while an underweight to Consumer Staples and overweights to Health Care and Consumer Discretionary detracted. Top individual detractors from relative performance included underweight positions in Super Micro Computer, Inc. and MicroStrategy and not owning Sprouts Farmers Market, Inc. Top individual contributors to relative performance were overweight positions in FTAI Aviation, Ltd. and RadNet, Inc. and an out-of-benchmark position in Freshpet, Inc.

The new Donald Trump administration has brought a mix of exuberance and skepticism to the markets. Investors are balancing a surge in sentiment against the looming threat of tariffs across various sectors as well as other possibly inflationary policies such as restrictive immigration and deportations. However, with a more accommodative regulatory environment, the team anticipates increased M&A activity, which should benefit financial facilitators, as well as those companies which are most adept at using this opportunity for astute capital allocation. As always, our focus remains on the long term and companies with improving quality.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Small Cap Growth Stock Portfolio	Russell 2000® Growth Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	10,031.76	9,861.84	10,138.38
12/2016	11,260.57	10,978.01	11,350.92
12/2017	13,693.68	13,411.46	13,829.00
12/2018	12,090.69	12,163.14	13,222.71
12/2019	16,406.18	15,627.63	17,386.06
12/2020	21,897.64	21,039.83	20,584.89
12/2021	22,796.85	21,636.26	26,493.86
12/2022	16,302.23	15,933.49	21,695.58
12/2023	19,294.73	18,906.42	27,398.84
12/2024	21,837.46	21,771.55	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Growth Stock Portfolio	13.18%	5.89%	8.12%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 733,031,000
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 3,833,000
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$733,031
# of Portfolio Holdings (Derivatives not included, if applicable)	159
Portfolio Turnover Rate	68%
Net Investment Advisory Fees Paid (000's)	$3,833

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Communication Services	0.4%
Investment Companies	0.6%
Energy	2.3%
Real Estate	2.5%
Consumer Staples	3.0%
Materials	4.0%
Financials	8.3%
Consumer Discretionary	10.0%
Information Technology	19.7%
Industrials	24.1%
Health Care	24.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

FTAI Aviation, Ltd.	2.2%
Chart Industries, Inc.	1.6%
Applied Industrial Technologies, Inc.	1.4%
Ensign Group, Inc.	1.3%
Verra Mobility Corp.	1.3%
Fluor Corp.	1.3%
StepStone Group, Inc. - Class A	1.3%
SPX Technologies, Inc.	1.2%
Cabot Corp.	1.1%
JBT Marel Corp.	1.1%

Material Fund Change [Text Block]

C000000084
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio") for the period of 1/1/2024 to 12/31/2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

The Portfolio outperformed its benchmark, the Russell 2000® Value Index, during the year ended 12/31/2024. The Consumer Discretionary sector was a significant contributor to relative results, driven by stock choices. Shares of Cava, the largest Mediterranean restaurant company in the U.S., advanced on several consecutive beat-and-raise quarters, highlighting industry-leading traffic growth. Stock selection in the Energy sector also boosted relative results. Conversely, the Health Care sector detracted significantly from relative performance, due to unfavorable stock choices. Health Care equipment company QuidelOrtho Corp. plunged early in 2024 after the company posted quarterly results that came in well below expectations, driven primarily by weaker-than-expected revenues in the company’s respiratory business. Headwinds from a “COVID-off” overhang, along with some execution issues leading to a CEO change, also persisted. Unfavorable stock selection in the Materials sector also weighed on relative performance.

Longer-term U.S. Treasury yields rose due to concerns that President Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the Fed’s ability to reduce short-term rates. This backdrop is particularly relevant to our asset class, with small-cap and value names largely represented in interest rate sensitive sectors like Financials, Real Estate, and Utilities. However, the evolving landscape can also generate opportunities to identify when great businesses have been mispriced in the market. Regardless of what lies ahead, the Portfolio Management Team remains confident in our bottom-up stock selection process and continue to approach our opportunity set with a focus on long-term investment horizons and best-in-class businesses that are trading at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Small Cap Value Portfolio	Russell 2000® Value Index	S&P 500® Index
12/2014	$10,000.00	$10,000.00	$10,000.00
12/2015	9,455.19	9,253.11	10,138.38
12/2016	12,517.97	12,190.13	11,350.92
12/2017	13,976.60	13,145.59	13,829.00
12/2018	12,197.48	11,454.54	13,222.71
12/2019	15,355.45	14,019.67	17,386.06
12/2020	16,781.31	14,669.38	20,584.89
12/2021	20,641.13	18,816.47	26,493.86
12/2022	16,815.46	16,091.21	21,695.58
12/2023	19,144.54	18,448.02	27,398.84
12/2024	21,127.59	19,933.93	34,253.95

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Value Portfolio	10.36%	6.59%	7.77%
Russell 2000® Value Index	8.05%	7.29%	7.14%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Performance Table Market Index Changed [Text Block]	The Portfolio has added the S&P 500® Index as a broad-based securities market index in response to new regulatory requirements.
AssetsNet	$ 578,679,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 4,832,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$578,679
# of Portfolio Holdings (Derivatives not included, if applicable)	195
Portfolio Turnover Rate	32%
Net Investment Advisory Fees Paid (000's)	$4,832

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.2%
Communication Services	1.8%
Consumer Staples	2.2%
Materials	4.2%
Utilities	5.2%
Information Technology	6.0%
Health Care	7.6%
Energy	7.7%
Consumer Discretionary	9.7%
Real Estate	10.4%
Industrials	14.0%
Financials	28.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Co.	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Material Fund Change [Text Block]